Summary of Significant Accounting Policies (Details 2) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income attributable to Himax Technologies, Inc. stockholders	$ 51,596	$ 10,706	$ 33,206
Denominator for diluted earnings per ordinary share:
Weighted average number of ordinary shares outstanding (in thousands)	341,056	353,771	355,037
Unvested RSUs (in thousands)	468	56	653
Weighted Average Number of Shares Outstanding, Diluted	341,524	353,827	355,690
Diluted earnings per ordinary share attributable to Himax Technologies, Inc. stockholders (in dollars per share)	$ 0.15	$ 0.03	$ 0.09